Notes payable, Loans and Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Notes payable
	December 31,	December 31,
	2012	2011

Notes Payable (net of debt discount of $133,827 at December 31, 2012 and $63,114 at December 31, 2011) (A)	$2,512,753	$551,978
Notes Payable – Related Parties (net of debt discount of $47,673 at December 31, 2012 and $50,053 at December 31, 2011) (B)	509,696	348,130
Convertible Notes Payable (net of debt discount of $217,535 at December 31, 2012 and $41,469 at December 31, 2011) (C)	914,506	228,441
Total	$3,936,955	$1,128,549